Income Taxes - Schedule of Reconciles the U.S. Statutory Rates to the Company’s Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Reconciles the US Statutory Rates to the Company Effective Tax Rate [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
State income taxes at statutory rate	5.00%	6.96%	6.89%	7.00%	7.00%
Change in valuation allowance	(25.99%)	(27.98%)	(27.98%)	(28.00%)	(28.00%)
Other	(0.01%)	(0.07%)	0.09%
Totals	0.00%	0.00%	0.00%